Consolidated Statements of Operations 10K (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements of Operations [Abstract]
Revenues	$ 7,684	$ 8,709	$ 35,051		$ 37,723
Cost of goods sold	6,270	7,743	31,106		31,651
Gross profit	1,414	966	3,945		6,072
Operating expenses:
Selling, general and administrative	3,315	3,082	13,615		13,690
Impairment of property	0	300	300	[1]	1,069
Total operating expenses	4,133	3,713	13,915		14,759
Loss from operations	(2,719)	(2,747)	(9,970)		(8,687)
Other income (expense):
Interest income	15	10	109		74
Interest expense	(1,188)	(629)	(3,934)		(1,926)
Change in fair value of derivative warrant and conversion liabilities	2,058	(3,538)	(1,029)		5,420
Loss on extinguishment	0	(32)	(2,891)		(4,941)
Financing expense	(1,122)	0	(564)		(2,184)
Foreign currency exchange, net	75	250	(440)		(617)
Other income	46	3	13		27
Other expense	(57)	(125)	(373)		(237)
Total other expense	(314)	(4,061)	(9,109)		(4,384)
Loss before income taxes	(3,033)	(6,808)	(19,079)		(13,071)
Income tax benefit	248	510	1,439		1,935
Net loss	(2,785)	(6,298)	(17,640)		(11,136)
Net loss attributable to noncontrolling interest in Nutra SA	920	485	2,619		1,627
Net loss attributable to RiceBran Technologies shareholders	$ (1,865)	$ (5,813)	$ (15,021)		$ (9,509)
Loss per share attributable to RiceBran Technologies shareholders
Basic (in dollars per share)	$ (0.62)	$ (5.57)	$ (12.95)		$ (9.29)
Diluted (in dollars per share)	$ (0.62)	$ (5.57)	$ (12.95)		$ (9.29)
Weighted average number of shares outstanding
Basic (in shares)	3,017,408	1,043,459	1,160,196		1,023,412
Diluted (in shares)	3,017,408	1,043,459	1,160,196		1,023,412

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.